Offerings	Jan. 16, 2026 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value
Amount Registered | shares	19,024,027
Proposed Maximum Offering Price per Unit | $ / shares	6.305
Maximum Aggregate Offering Price	$ 119,946,490.24
Amount of Registration Fee	$ 16,564.61
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).Based on the average of the high and low prices reported on December 23, 2025.
Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares underlying the Warrants
Amount Registered | shares	5,576,301
Proposed Maximum Offering Price per Unit | $ / shares	4.017
Maximum Aggregate Offering Price	$ 22,400,000.00
Amount of Registration Fee	$ 3,093.44
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).